Unit-Based Compensation Plans (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Grant Date Fair Value Per Unit	$ 53.83	$ 49.65
Fair Value Of Units As Of The Vesting Date	$ 26.0	$ 29.0	$ 29.0
Granted unvested awards	$ 60.85
ETE Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	12,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	11,380,202
Unvested awards	68,680
Units Vested In Period	60,068
Fair Value Of Units As Of The Vesting Date	$ 1.5
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 1.0
Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 1 month
ETP Unit-Based Compensation Plans [Member]
Awards granted	1,000,000
Unvested awards	3,600,000	3,200,000
Vesting Period	5 years
Units Vested In Period	500,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 128.0
Granted unvested awards		$ 50.54	$ 43.93
Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years
ETP Cash Restricted Units [Member]
Unvested awards	400,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 24.0
Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 9 months 15 days
Sunoco Logistics Unit-Based Compensation Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	700,000
Unvested awards	1,500,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 33.0
Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 11 months
Regency Common Unit Options [Member]
Exercisable at the end of the period, Units	107,650
Options, Outstanding, Weighted Average Exercise Price	$ 22.68
Regency Phantom Units [Member]
Unvested awards	2,167,719
Grant Date Fair Value Per Unit	$ 24.31
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 42.0
Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	3 years 11 months
Regency Cash Restricted Units [Member]
Unvested awards	379,328
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 7.0
Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 6 months
Employee [Member] | ETE Long-Term Incentive Plan [Member]
Awards granted	0
Director [Member]
Vesting Period	5 years
Director [Member] | ETE Long-Term Incentive Plan [Member]
Awards granted	7,374
Class D Units [Member] | ETE Long-Term Incentive Plan [Member]
Awards granted	3,080,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 23.0
Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition		3 years